GOODWILL	12 Months Ended
Dec. 31, 2017
GOODWILL
GOODWILL

10.  GOODWILL

Goodwill, which is not tax deductible, represents the synergy effects of the business combinations. The changes in the carrying amount of goodwill for the years ended December 31, 2016 and 2017 were as follows:

	2016	2017
	RMB	RMB
Balance at beginning of year	45,690,440,903	56,015,185,590
Acquisition of Skyscanner (Note 2)	9,583,716,450	(59,685,731)
Acquisition of Qunar (Note 2)	582,240,644	—
Others	158,787,593	290,551,433

Balance at end of period.	56,015,185,590	56,246,051,292

Goodwill resulting from the business combinations completed in the years ended December 31, 2017 has been allocated to the single reporting unit of the Group. For the years ended December 31, 2015, 2016 and 2017, the Company did not have goodwill impairment. As of December 31, 2017, there had not been any accumulated goodwill impairment provided.